Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of stock options granted
		Weighted average
	Number of options	exercise price
	#	C$
Outstanding as at December 31, 2018	485,159	74.53
Granted	1,363,322	20.68
Exercised	(82,094)	10.02
Forfeited	(12,438)	56.28
Cancelled	(299,006)	115.80
Outstanding as at December 31, 2019	1,454,943	21.96
Exercisable as at December 31, 2019	1,200,242	21.24

		Weighted average
	Number of options	exercise price
	#	C$
Outstanding as at December 31, 2019	1,454,943	21.96
Granted	1,082,639	4.14
Exercised	(22,382)	2.61
Cancelled	(822,137)	31.65
Outstanding as at December 31, 2020	1,693,063	6.11
Exercisable as at December 31, 2020	1,528,186	6.13

		Weighted average
	Number of options	exercise price
	#	C$
Outstanding as at December 31, 2020	1,693,063	6.11
Granted	2,841,086	2.26
Forfeited	(47,500)	4.83
Expired	(953,803)	4.87
Cancelled	(307,987)	9.85
Outstanding as at December 31, 2021	3,224,859	2.75
Exercisable as at December 31, 2021	3,197,601	2.72

Schedule of fair values of options granted using the Black-Scholes option pricing model
	2021	2020	2019
Grant date share price	C$1.96 - C$2.85	C$3.75 - C$9.54	C$6.45 - C$75.38
Exercise price	C$1.70 - C$4.25	C$3.68 - C$9.80	C$7.17 - C$75.38
Expected dividend yield	-	-	-
Risk free interest rate	0.34% - 1.10%	0.27% - 1.55%	1.24% - 1.90%
Expected life	2 - 6 years	4 - 9 years	5 years
Expected volatility	116% - 132%	120%	100%

Schedule of number and weighted average remaining contractual life of outstanding and exercisable share options

The following table is a summary of the Company's share options outstanding as at December 31, 2021:

Options outstanding			Options exercisable
		Weighted average
		remaining contractual
Exercise price	Number outstanding	life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
1.70	154,953	3.46	1.70	154,953
2.91	5,150	4.00	2.91	5,150
2.25	2,559,995	2.42	2.25	2,559,995
2.61	12,684	1.49	2.61	12,683
3.75	10,500	3.92	3.75	6,500
3.86	256,245	3.21	3.86	252,993
4.42	99,503	0.71	4.42	99,502
4.75	15,000	3.29	4.75	15,000
5.43	16,265	1.49	5.43	16,264
7.63	50,000	4.00	7.63	30,000
10.65	3,731	1.49	10.65	3,730
13.07	10,856	1.49	13.07	10,855
13.47	1,418	1.49	13.47	1,418
16.08	18,410	1.49	16.08	18,409
17.89	4,178	1.49	17.89	4,178
18.09	2,488	1.24	18.09	2,488
50.25	3,483	2.28	50.25	3,483
2.75	3,224,859	2.50	2.72	3,197,601

The following table is a summary of the Company's share options outstanding as at December 31, 2020:

Options outstanding			Options exercisable
		Weighted average
		remaining contractual
Exercise price	Number outstanding	life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
2.61	12,683	2.49	2.61	12,683
3.75	5,500	6.47	3.75	500
3.86	872,139	4.08	3.86	864,139
4.42	99,502	1.71	4.42	99,502
4.75	110,000	4.29	4.75	77,500
5.03	60,000	4.70	5.03	7,498
5.43	16,264	2.49	5.43	16,264
6.16	20,000	3.18	6.16	20,000
7.17	199,005	3.83	7.17	199,005
7.63	203,750	4.34	7.63	138,750
9.54	15,000	4.06	9.54	13,125
10.65	3,730	2.49	10.65	3,730
13.07	10,855	2.49	13.07	10,855
13.47	1,418	2.49	13.47	1,418
16.08	18,409	2.49	16.08	18,409
17.89	4,178	2.49	17.89	4,178
18.09	17,413	2.21	18.09	17,413
20.10	8,289	2.27	20.10	8,289
47.24	1,493	3.37	47.24	1,493
50.25	5,224	3.31	50.25	5,224
52.26	498	3.21	52.26	498
55.28	498	3.12	55.28	498
59.30	498	2.96	59.30	498
75.38	498	3.04	75.38	498
86.43	1,244	2.87	86.43	1,244
142.71	4,975	2.74	142.71	4,975
6.11	1,693,063	3.88	6.13	1,528,186

The following table is a summary of the Company's share options outstanding as at December 31, 2019:

Options outstanding			Options exercisable
		Weighted average
		remaining contractual
Exercise price	Number outstanding	life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
2.61	35,065	3.49	2.61	35,065
4.42	99,502	2.71	4.42	99,502
5.43	16,264	3.49	5.43	16,264
10.65	3,730	3.49	10.65	3,730
13.07	10,855	3.49	13.07	10,855
13.47	1,418	3.49	13.47	1,418
16.08	18,409	3.49	16.08	18,409
17.89	4,178	3.49	17.89	4,178
18.09	37,313	3.34	18.09	37,313
20.10	493,363	4.72	20.10	493,363
21.11	12,438	4.67	21.11	12,438
24.12	9,950	4.59	24.12	6,219
26.13	14,925	3.62	26.13	14,925
40.20	29,851	4.45	40.20	22,388
44.22	2,488	3.41	44.22	2,488
47.24	1,493	4.37	47.24	1,493
50.25	227,861	5.09	50.25	129,353
52.26	498	4.21	52.26	498
55.28	498	4.12	55.28	498
59.30	498	3.96	59.30	498
7.17	199,005	4.83	7.17	199,005
75.38	498	4.04	75.38	498
7.63	203,750	5.34	7.63	58,750
86.43	1,244	3.88	86.43	1,244
88.44	14,925	3.87	88.44	14,925
120.60	9,950	3.71	120.60	9,950
142.71	4,974	3.74	142.71	4,975
21.96	1,454,943	4.59	21.24	1,200,242

Schedule of share-based compensation
	For the year ended December 31
	2021	2020	2019
	$	$	$
Share options	3,594,005	2,825,863	10,780,853
Warrants	98,513	-	-
Class B Common Shares issued for services	174,537	-	-
Class B Common Shares issued for compensation	3,576,875	5,226,148	1,302,077
	7,443,930	8,052,011	12,082,930